Segments (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Gix [Member]
Segments (Details) [Line Items]
Equity loss	$ 823
ScoutCam [Member]
Segments (Details) [Line Items]
Equity loss	1,402
Corporate [Member]
Segments (Details) [Line Items]
Equity gain (loss)	4,867
Investments	$ 10,735,000